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                                                                   LOGO
                                                                   HARTFORD LIFE



November 3, 2000



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549
Attention: Filing Room

Re:  Hartford Life Insurance Company
     Putnam Capital Manager Trust Separate Account
     Series VI of the Putnam Hartford Capital Manager
     File No.  333-69439

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus Supplement contained in Post-Effective Amendment No. 5 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on October 2, 2000. In reliance upon paragraph (j) of Rule 497, the Prospectus Supplement is not included herewith.

If you have any questions regarding this submission, please contact the undersigned at (860) 843-3149.


Sincerely yours,

/s/ Marta A. Collins

Marta A. Collins